Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

As of December 31, 2012, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2013	$6,698	$4,539	$11,237
2014	7,313	3,328	10,641
2015	7,371	1,697	9,068
2016	7,424	40	7,464
2017	7,405	—	7,405
Thereafter	54,371	—	54,371

	90,582	9,604	100,186
Amount representing interest	—	(835)	(835)

Total lease payments	$90,582	$8,769	$99,351